STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Australia - 2.1%
CSL Ltd.	103,600		21,613,416
Canada - 3.9%
Alimentation Couche-Tard, Inc.	362,100		20,670,317
Canadian National Railway Co.	167,300		19,712,512
			40,382,829
Denmark - 4.2%
Novo Nordisk A/S, Cl. B	310,400		43,219,372
France - 3.8%
L'Oreal SA	38,800		17,018,829
LVMH Moet Hennessy Louis Vuitton SE	28,600		21,453,432
			38,472,261
Hong Kong - 2.3%
AIA Group Ltd.	2,341,400		16,700,930
Prudential PLC	759,900		6,572,045
			23,272,975
Ireland - 2.0%
Experian PLC	430,000		20,939,101
Japan - 5.9%
Keyence Corp.	53,628		25,810,793
Shin-Etsu Chemical Co. Ltd.	473,400		20,984,838
SMC Corp.	29,600		13,666,743
			60,462,374
Netherlands - 1.2%
ASML Holding NV	13,600		12,300,294
Spain - 2.5%
Industria de Diseno Textil SA	470,500		25,544,911
Switzerland - 4.6%
Lonza Group AG	16,600		10,865,093
Nestle SA	137,900		14,766,334
Roche Holding AG	64,300		21,729,402
			47,360,829
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228,000		39,147,600
United Kingdom - 2.0%
Compass Group PLC	650,300		20,547,156
United States - 60.4%
Adobe, Inc.	48,100	[a]	27,629,120
Alphabet, Inc., Cl. C	189,540		31,294,949
Amphenol Corp., Cl. A	423,000		28,531,350
Automatic Data Processing, Inc.	88,500		24,418,035
Booking Holdings, Inc.	4,960		19,389,781
Cisco Systems, Inc.	364,500		18,421,830
Cognizant Technology Solutions Corp., Cl. A	150,708		11,720,561

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
United States - 60.4% (continued)
Copart, Inc.		174,700	[a]	9,252,112
Costco Wholesale Corp.		24,110		21,515,282
Edwards Lifesciences Corp.		284,100	[a]	19,875,636
Fastenal Co.		272,400		18,599,472
Ferguson Enterprises, Inc.		101,000		20,776,710
Fortinet, Inc.		255,600	[a]	19,607,076
Intuitive Surgical, Inc.		41,900	[a]	20,641,197
Linde PLC		63,300		30,273,225
Mastercard, Inc., Cl. A		65,800		31,803,772
Mettler-Toledo International, Inc.		8,200	[a]	11,800,456
Microsoft Corp.		96,900		40,420,866
Moody's Corp.		49,480		24,133,375
NIKE, Inc., Cl. B		177,300		14,772,636
Old Dominion Freight Line, Inc.		91,580		17,656,624
O'Reilly Automotive, Inc.		18,900	[a]	21,356,433
Paychex, Inc.		148,100		19,430,720
ResMed, Inc.		96,100		23,546,422
Stryker Corp.		61,600		22,201,872
Texas Instruments, Inc.		115,400		24,734,836
The TJX Companies, Inc.		187,200		21,952,944
Waters Corp.		31,934	[a]	11,060,341
West Pharmaceutical Services, Inc.		43,700		13,705,631
				620,523,264
Total Common Stocks (cost $388,930,236)				1,013,786,382
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,768,871)	5.40	12,768,871	[b]	12,768,871
Total Investments (cost $401,699,107)		99.9%		1,026,555,253
Cash and Receivables (Net)		.1%		579,941
Net Assets		100.0%		1,027,135,194

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	700,053,693	313,732,689	††	-	1,013,786,382
Investment Companies	12,768,871	-		-	12,768,871

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2024, accumulated net unrealized appreciation on investments was $624,856,146, consisting of $635,118,209 gross unrealized appreciation and $10,262,063 gross unrealized depreciation.

At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.